Liability in Respect of Government Grants (Details) - Schedule of reimbursement of research expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reimbursement of Research Expenses [Abstract]
Beginning balance	$ 302	$ 372
Amounts received during the year, non- capitalized		107
Exchange rate differences	(41)	10
Amounts recognized as an offset from research and development expenses		(255)
Revaluation of the liability	137	68
Ending balance	$ 398	$ 302